Summary of Significant Accounting Policies (Details) - Schedule of Forward Purchase Agreement of Accounts Payable $ in Thousands	Jan. 12, 2024 USD ($)
Schedule of Forward Purchase Agreement of Accounts Payable [Abstract]
Forward Purchase Agreement	$ 16,596
Accounts Payable	360
Net Liabilities Assumed	$ 16,236